Income Taxes (Summary of Difference Between Provision (Benefit) for Income Taxes and Amount which Would Result from Application of Federal Statutory Rate) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Provision (benefit) for income taxes at statutory rate	$ (6,299,259)	$ 4,955,069	$ 12,887,512
Percentage depletion	(395,649)	(530,783)	(1,466,456)
State income taxes, net of federal provision (benefit)	(683,800)	487,500	1,018,550
Other	(332,292)	(75,786)	(619,606)
Provision (benefit) for income taxes	$ (7,711,000)	$ 4,836,000	$ 11,820,000